INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2017	2016
Current expense:
Income tax	$135	$30
Special mining duty	1,041	1,493
Withholding tax	427	395
	1,603	1,918

Deferred tax expense (recovery):
Income tax	28	167
Special mining duty	(270)	(618)
Withholding taxes	105	42
	(137)	(409)

Income tax expense	$1,466	$1,509

Disclosure of detailed information about reconciliation of income taxes computed as statutory tax rate [Table Text Block]
	2017	2016
Net income (loss) before tax	$2,756	$(2,609)
Canadian statutory income tax rate	26%	26%
Anticipated income tax at statutory rate	$717	$(678)
Permanent differences	340	2,313
Differences between Canadian and foreign tax rates	143	246
Change in estimate	802	112
Effect of changes in statutory tax rates	(228)	46
Inflation adjustment	(537)	–
Impact of foreign exchange on local currencies	316	–
Change in deferred tax assets not recognized	(955)	(1,842)
Mining taxes and duties	778	875
Withholding taxes	532	437
Utilization of foreign tax credits	(138)	–
Other items	(304)	–
Income tax expense	$1,466	$1,509
Effective tax rate	53%	(58)%

Disclosure of deferred taxes [Table Text Block]
	December 31, 2017	December 31, 2016
Deferred income tax assets	$70	$98
Deferred income tax liabilities	(1,677)	(1,609)
Deferred special mining duty liabilities	(253)	(525)
	$(1,860)	$(2,036)

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31, 2017	December 31, 2016
Tax losses carried forward	$2,164	$2,146
Provision for reclamation and remediation	281	277
Trade and other receivables	–	(2,019)
Withholding tax liability	(1,677)	(1,609)
Property, plant and equipment	(2,576)	(1,072)
Mineral property interests	(309)	–
Prepaid expenses	(18)	–
Other deductible temporary differences	275	241
Net deferred income tax liabilities	$(1,860)	$(2,036)

Disclosure of unused tax losses [Table Text Block]
		2017		2016
Type of losses	Country	Expiry dates	Amount	Expiry dates	Amount
Non-capital losses	Canada	2026 to 2037	$4,834	2026 to 2036	$12,706
	Mexico	2018 to 2026	$10,225	2018 to 2026	$27,589
	Peru	indefinite	$65,031	indefinite	$221
Capital losses	Canada	indefinite	$1,196	indefinite	$996

Disclosure of detailed information about temporary differences of unrecognized deferred tax assets [Table Text Block]
	December 31, 2017	December 31, 2016
Tax losses carried forward	$15,643	$38,367
Property, plant and equipment	4,908	1,116
Other deductible temporary differences	16,371	11,547
Unrecognized temporary differences	$36,922	$51,030